STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
Formation and operating costs	$ 1,369,406	$ 864,594	$ 1,591,348	$ 1,262,328	8,716,023	969,195
Regulatory settlement	10,000,000	0	0	0
Legal investigations expense	388,652	2,564,737	11,057,789	5,307,445	10,004,519	472,789
Franchise tax expense	50,000	50,000	182,500	100,000	200,000	200,000
Loss from operation costs	(11,808,058)	(3,479,331)	(12,831,637)	(6,669,773)	(18,920,542)	(1,958,378)
Other income and expenses:
Interest earned on cash held in Trust Account	3,618,804	395,996	6,805,462	425,527	4,257,469	7,098
Loss before income taxes	(8,189,254)	(3,083,355)	(6,026,175)	(6,244,246)	(14,663,073)	(1,951,280)
Income tax expense	(904,513)	(33,614)	(1,787,806)	(33,614)	979,475	0
Net loss	$ (9,093,767)	$ (3,116,949)	$ (7,813,981)	$ (6,277,860)	$ (15,642,548)	$ (1,951,280)
Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	30,021,576	30,027,234	30,021,576	30,027,234	30,026,769	9,404,134
Weighted average shares outstanding, diluted	30,021,576	30,027,234	30,021,576	30,027,234	30,026,769	9,404,134
Net income (loss) per common stock, basic	$ (0.24)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.42)	$ (0.12)
Net income (loss) per common stock, diluted	$ (0.24)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.42)	$ (0.12)
Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net income (loss) per common stock, basic	$ (0.24)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.42)	$ (0.12)
Net income (loss) per common stock, diluted	$ (0.24)	$ (0.08)	$ (0.21)	$ (0.17)	$ (0.42)	$ (0.12)